Revenue and Other Income - Schedule of Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from Operating Activities
Revenue from contracts with customers at a point in time	$ 7,287,002	$ 4,902,865	$ 1,804,705
Total Revenue from Operating Activities	7,287,002	4,902,865	1,804,705
Grant Income
Australian R&D tax incentive refund	1,110,577	764,981	392,877
MTEC R&D grant	146,252	2,599,458	2,158,936
HJF R&D grant	124,164
EMDG grant		28,000	28,000
Other income	30,512	15,760	11,685
Total Grant Income	1,411,505	3,408,199	2,591,498
Other Gains/(Losses) – Net
Fair value losses to financial assets		(557,676)	(523,666)
Net foreign exchange gains/(losses)	12,183	(27,603)	363,724
Movement in inventory provision			$ 430,932